ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative) - $ / shares		12 Months Ended
	Apr. 12, 2022	Dec. 31, 2022
Sale of common stock	2,500,000
Sale of Stock, Price Per Share	$ 0.06
Chemrex Corporation Sdn. Bhd. [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business aquisition, shares converted		68,487,261
BGS Lab Sdn. Bhd [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business acquisition, business operation description		The principal office address is Unit 02 Level 10, Tower B, Vertical Business Suite, No. 8 Jalan Kerinchi, Bangsar South, 59200 Kuala Lumpur, Malaysia, our lab is located at Lab 353, Chemical Science Centre, University Science Malaysia, George Town, Penang, Malaysia. We also have a blood collection center located at 1st floor, Lifecare Medical Centre, Kuala Lumpur, Malaysia
Business Acquisition, Effective Date of Acquisition		Aug. 23, 2017